Stock Option Plans - Summary of Activity Related to RSUs (Detail) - shares	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of restricted stock units			1,000	40		70,000	44,000
Ending balance			2,000	136,000		3,000	118,000	84,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting of restricted stock units			2,000	4,000		4,000
Ending balance			0	66,000		2,000	78,000	0
Restricted Stock Units (RSUs) [Member] | TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units assumed from Kintara upon merger closing					114
Vesting of restricted stock units	57	57			0
Ending balance					114